united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James p. Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 9/30/15

Item 1. Reports to Stockholders.

Counterpoint Tactical Income Fund

Annual Report

September 30, 2015

1-844-273-8637

www.counterpointmutualfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Annual Letter to Shareholders
September 30, 2015

Dear Shareholder,

The Counterpoint Tactical Income Fund (the “Fund”) returns since inception* (December 4th, 2014) through September 30th, 2015 were:

Class I shares (institutional share class, CPITX): 2.38%

Class A shares without sales load (CPATX): 2.20%

Class A shares with sales load (CPATX): -2.39%

Class C shares (CPCTX): 1.72%

Performance Discussion

The Fund’s first performance year was marked by high-yield asset volatility during both the end of calendar year 2014 and the second half of 2015. The catalyst was falling oil prices in both cases. Distressed energy sector bonds and industrial commodity producer bonds have driven price action in high yield for the bulk of 2015. The fund entered the “risk-on” allocation to high yield bond funds at the end of January 2015 and held until the end of June, when a double-dip collapse in crude oil prices prompted our quantitative allocation model to instead position in lower-risk short term treasuries.

Investment narratives try to explain causes and effects in market behavior. These narratives incorporate the current state of the economy, the outlook for the price of oil, or other theories that may be propagated by the financial media. We do not believe that these stories deserve a heavy weighting in the investment decision-making process. Investment narratives are not generally forward looking; nor do they adequately capture the unknown future catalysts that do move prices. The Fund instead uses a systematic, quantitative, unemotional, and dynamic trend-following approach to position the Fund in a binary manner between high yielding bond funds (“risk-on”) or cash, cash equivalents, or short term treasuries (“risk-off”).

We consider the 2015 fiscal year a success despite the difficulty surrounding the overall investment environment. The Institutional share class returned 2.38% at an annualized standard deviation (internally estimated) of 2.19% versus the Barclays Aggregate Bond Index, which returned 1.51% with a notably larger annualized standard deviation (internally estimated) over the same period of 3.76%. The Fund’s strategy aspires to achieve superior risk-adjusted returns such as these.

Regards,

Michael Krause

Portfolio Manager

Counterpoint Mutual Funds, LLC

Past performance is not necessarily indicative of future results. There can be no guarantee that these objectives will be met under all market conditions.

4761-NLD-10/23/2015

COUNTERPOINT TACTICAL INCOME FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2015

The Fund’s performance figures* for the period ended September 30, 2015, as compared to its benchmark:

Since Inception (a)
Counterpoint Tactical Income Fund - Class A	2.20%
Counterpoint Tactical Income Fund - Class A with Load	(2.39)%
Counterpoint Tactical Income Fund - Class C	1.72%
Counterpoint Tactical Income Fund - Class I	2.38%
Barclays Capital U.S. Aggregate Bond Index (b)	1.51%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated October 7, 2014 are 2.62%, 3.37% and 2.37% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 4.50% imposed on purchases. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is December 4, 2014.

(b)	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of September 30, 2015

Holdings by Asset Type	% of Net Assets
U.S. Treasury Notes	87.4%
Money Market Fund	9.1%
Debt Fund	2.7%
Other Assets Less Liabilities	0.8%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed description of the Fund’s holdings.

COUNTERPOINT TACTICAL INCOME FUND
PORTFOLIO OF INVESTMENTS
September 30, 2015

Shares				Value
	MUTUAL FUND - 2.7%
	DEBT FUND - 2.7%
366,611	Prudential High Yield Fund			$1,921,042
	(Cost - $2,053,027)
Principal
	U.S. TREASURY NOTES - 87.4%	Coupon Rate *	Maturity Date
9,000,000	U.S. Treasury Note	0.625%	6/30/2017	9,006,386
9,000,000	U.S. Treasury Note	1.125%	6/15/2018	9,062,752
13,000,000	U.S. Treasury Note	1.625%	6/30/2019	13,231,816
15,100,000	U.S. Treasury Note	1.625%	6/30/2020	15,292,684
15,000,000	U.S. Treasury Note	3.125%	5/15/2021	16,268,557
	TOTAL U.S. TREASURY NOTES (Cost $62,393,651)			62,862,195

	SHORT-TERM INVESTMENT - 9.1%
	MONEY MARKET FUND - 9.1%
6,546,708	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional, 0.00% **			6,546,708
	(Cost $6,546,708)

	TOTAL INVESTMENTS - 99.2% (Cost - $70,993,386)(a)			$71,329,945
	OTHER ASSETS LESS LIABILITIES - 0.8%			605,127
	NET ASSETS - 100.0%			$71,935,072

*	Represents discount rate at the time of purchase.

**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $70,993,386 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$468,544
Unrealized depreciation:	(131,985)
Net unrealized appreciation	$336,559

Number of		Underlying Face Amount at	Unrealized Appreciation
Contracts		Value	(Depreciation)
	LONG FUTURES CONTRACTS
53	U.S. 5YR Note Future Dec 2015	$6,387,348	$42,427

	SHORT FUTURES CONTRACTS
20	Future On CDX HY S25 Swap	$2,000,500	$(1,532)

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2015

ASSETS
Investment securities:
At cost	$70,993,386
At value	$71,329,945
Deposits for futures contracts	413,774
Dividends and Interest receivable	346,717
Unrealized apprecation on futures contracts	40,895
Receivable for Fund shares sold	10,000
Prepaid expenses and other assets	24,786
TOTAL ASSETS	72,166,117

LIABILITIES
Investment advisory fees payable	73,563
Payable for Fund shares redeemed	121,131
Accrued audit fees	15,161
Distribution (12b-1) fees payable	5,124
Accrued expenses and other liabilities	16,066
TOTAL LIABILITIES	231,045
NET ASSETS	$71,935,072
NET ASSETS CONSIST OF:
Paid in capital	$71,716,919
Accumulated net realized loss from security transactions	(159,301)
Net unrealized appreciation on investments	377,454
NET ASSETS	$71,935,072

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$12,478,864
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,236,880
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.09
Maximum offering price per share (maximum sales charge of 4.50%) (b)	$10.56

Class C Shares :
Net Assets	$4,048,758
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	402,342
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share (b)	$10.06

Class I Shares:
Net Assets	$55,407,450
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,487,893
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share (b)	$10.10

(a)	The Counterpoint Tactical Income Fund commenced operations on December 4, 2014.

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
STATEMENTS OF OPERATIONS (a)
For the Period Ended September 30, 2015

INVESTMENT INCOME
Dividends	$722,958
Interest	163,802
TOTAL INVESTMENT INCOME	886,760

EXPENSES
Investment advisory fees	352,759
Distribution (12b-1) fees:
Class A	9,281
Class C	8,960
Administrative services fees	44,372
Transfer agent fees	29,870
Legal fees	27,323
Accounting services fees	25,709
Non 12b-1 shareholder servicing fees	19,063
Audit fees	15,161
Compliance officer fees	14,406
Printing and postage expenses	13,725
Trustees’ fees and expenses	9,659
Custodian fees	4,274
Registration fees	2,526
Insurance expense	569
Other expenses	3,520
TOTAL EXPENSES	581,177

Less: Fees waived/reimbursed by the Advisor	(80,842)
TOTAL NET EXPENSES	500,335

NET INVESTMENT INCOME	386,425

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(328,118)
Net realized loss on options on futures	(23,699)
Net realized gain on futures contracts	192,516
Net change in unrealized appreciation on investments	336,559
Net change in unrealized appreciation on futures contracts	40,895
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	218,153

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$604,578

(a)	The Counterpoint Tactical Income Fund commenced operations on December 4, 2014.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
September 30, 2015 (a)
FROM OPERATIONS
Net investment income	$386,425
Net realized loss on investments, futures contracts and options on futures contracts	(159,301)
Net change in unrealized appreciation on investments and futures contracts	377,454
Net increase in net assets resulting from operations	604,578

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(42,748)
Class C	(7,371)
Class I	(336,306)
From return of capital:
Class A	(9,580)
Class C	(1,180)
Class I	(47,942)
Net decrease in net assets resulting from distributions to shareholders	(445,127)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	13,015,227
Class C	4,052,406
Class I	58,047,963
Net asset value of shares issued in reinvestment of distributions:
Class A	51,175
Class C	6,907
Class I	372,556
Redemption fee proceeds:
Class A	3
Class C	1
Class I	31
Payments for shares redeemed:
Class A	(582,806)
Class C	(11,303)
Class I	(3,176,539)
Net increase in net assets from shares of beneficial interest	71,775,621

TOTAL INCREASE IN NET ASSETS	71,935,072

NET ASSETS
Beginning of Period	—
End of Period*	$71,935,072
* Includes undistributed net investment income of:	$—

SHARE ACTIVITY
Class A:
Shares Sold	1,289,651
Shares Reinvested	5,065
Shares Redeemed	(57,836)
Net increase in shares of beneficial interest outstanding	1,236,880

Class C:
Shares Sold	402,784
Shares Reinvested	685
Shares Redeemed	(1,127)
Net increase in shares of beneficial interest outstanding	402,342

Class I:
Shares Sold	5,765,565
Shares Reinvested	36,835
Shares Redeemed	(314,507)
Net increase in shares of beneficial interest outstanding	5,487,893

(a)	The Counterpoint Tactical Income Fund commenced operations on December 4, 2014.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Period Ended
	September 30, 2015 (1)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (2)	0.07
Net realized and unrealized gain on investments	0.15
Total from investment operations	0.22

Paid-in-capital from redemption fees (3)	0.00

Less distributions from:
Net investment income	(0.12)
Return of capital	(0.01)
Total distributions	(0.13)
Net asset value, end of period	$10.09
Total return (4)	2.20	% (5)
Net assets, at end of period (000’s)	$12,479
Ratio of gross expenses to average net assets (6)	2.18	% (7)
Ratio of net expenses to average net assets (6)	2.00	% (7)
Ratio of net investment income before waiver to average net assets (6,8)	0.67	% (7)
Ratio of net investment income to average net assets (6,8)	0.85	% (7)
Portfolio Turnover Rate	211	% (5)

(1)	The Counterpoint Tactical Income Fund’s Class A shares commenced operations on December 4, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Period Ended
	September 30, 2015 (1)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment (loss) (2)	(0.03)
Net realized and unrealized gain on investments	0.21
Total from investment operations	0.18

Paid-in-capital from redemption fees (3)	0.00
Less distributions from:
Net investment income	(0.11)
Return of capital	(0.01)
Total distributions	(0.12)
Net asset value, end of period	$10.06
Total return (4)	1.72	% (5)
Net assets, at end of period (000’s)	$4,049
Ratio of gross expenses to average net assets (6)	2.91	% (7)
Ratio of net expenses to average net assets (6)	2.75	% (7)
Ratio of net investment (loss) before waiver to average net assets (6,8)	(0.48	)% (7)
Ratio of net investment (loss) before to average net assets (6,8)	(0.32	)% (7)
Portfolio Turnover Rate	211	% (5)

(1)	The Counterpoint Tactical Income Fund’s Class C shares commenced operations on December 4, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Period Ended
	September 30, 2015 (1)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (2)	0.13
Net realized and unrealized gain on investments	0.11
Total from investment operations	0.24

Paid-in-capital from redemption fees (3)	0.00
Less distributions from:
Net investment income	(0.13)
Return of capital	(0.01)
Total distributions	(0.14)
Net asset value, end of period	$10.10
Total return (4)	2.38	% (5)
Net assets, at end of period (000s)	$55,407
Ratio of gross expenses to average net assets (6)	2.07	% (7)
Ratio of net expenses to average net assets (6)	1.75	% (7)
Ratio of net investment income before waiver to average net assets (6,8)	1.25	% (7)
Ratio of net investment income to average net assets (6,8)	1.57	% (7)
Portfolio Turnover Rate	211	% (5)

(1)	The Counterpoint Tactical Income Fund’s Class I shares commenced operations on December 4, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2015

1.	ORGANIZATION

The Counterpoint Tactical Income Fund (the “Fund”) is a diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Counterpoint Tactical Income Fund is to seek income and capital preservation.

The Fund currently offers three classes of shares: Class A, Class C and Class I shares. Class A, Class C and Class I shares commenced operations on December 4, 2014. Class A shares are offered at net asset value plus a maximum sales charge of 4.50%. Class C and Class I shares are offered at net asset value. Each class of the Fund represents an interest in the same assets of the Fund and classes are identical except for differences in their distribution and sales charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to

COUNTERPOINT TACTICAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

COUNTERPOINT TACTICAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,921,042	$—	$—	$1,921,042
U.S. Treasury Notes	—	62,862,195	—	62,862,195
Long Futures Contracts	42,427	—	—	42,427
Short-Term Investments	6,546,708	—	—	6,546,708
Total	$8,510,177	$62,862,195	$—	$71,372,372
Liabilities *
Short Futures Contracts	$1,532	$—	$—	$1,532
Total	$1,532	$—	$—	$1,532

The Fund did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Please refer to the Portfolio of Investments for industry classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – The Fund is subject to equity price risk and commodity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will

COUNTERPOINT TACTICAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Fund will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken by the Fund in its 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Counterpoint Mutual Funds, LLC (the “Advisor”) serves as investment advisor to the Fund. Subject to the authority of the Board, the Advisor is responsible for the management of the Fund’s investment portfolio. Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.25% of the Fund’s average daily net assets. For the period ended September 30, 2015, the Advisor earned advisory fees of $352,759.

COUNTERPOINT TACTICAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses until at least January 31, 2017 to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers, and trustees, and contractual indemnification of third party service providers other than the Advisor)) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares of each Fund, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three fiscal years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Advisor. During the period ended September 30, 2015, the Advisor waived $80,842 in advisory fees which is subject to recapture until September 30, 2018.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Class C shares (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Fund may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities. For the period ended September 30, 2015, the Fund incurred distribution fees of $9,281 and $8,960 for Class A and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. During the period ended September 30, 2015, the Distributor received $37,520 in underwriting commissions for sales of Class A shares of the of which $4,702 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services – LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the period ended September 30, 2015, amounted to $129,326,531 and $64,515,445, respectively.

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Assets and Liabilities as of September 30, 2015.

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Credit exposure contracts/Credit risk	Unrealized appreciation on futures contracts	$(1,532)
Fixed Income contracts/Interest rate risk	Unrealized appreciation on futures contracts	42,427
	Net unrealized appreciation on futures contracts	40,895

COUNTERPOINT TACTICAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2015.

		Change in Unrealized
Contract type/	Realized Gain	Appreciation/(Depreciation)
Primary Risk Exposure	On Futures Contracts	on Futures Contracts
Credit exposure contracts/Credit risk
	$51,433	$(1,532)

Fixed income contracts/Interest rate risk

	141,083	42,427
	$192,516	$40,895

Contract type/	Location of Gain or (Loss) On	Realized Gain Or (Loss)
Primary Risk Exposure	Options on Futures Contracts	On Futures Contracts
Fixed Income Contracts/Interest rate risk	Net realized (loss) on options on futures contracts	$(23,698)

The notional value of the derivative instruments outstanding as of January 31, 2015 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

During the period ended September 30, 2015, the Fund was not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2015 for the Fund.

					Net Amounts of	Financial	Cash		Net
	Gross Amounts of		Gross Amounts of		Assets Presented in the	Instruments	Collateral		Amount
Description	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged	Pledged		of Assets
Futures Contracts	$42,427	(1)	$(1,532	) (1)	$40,895	$—	$(40,895	) (2)	$—

(1)	Futures contracts at value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative balance and, accordingly, does not include excess collateral pledged.

6.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the period ended September 30, 2015, the Fund assessed $3, $1, and$31 in redemption fees for Class A, C and I shares, respectively.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the period ended September 30, 2015 was as follows:

Fiscal Year Ended
September 30, 2015
Ordinary Income	$386,425
Return of Capital	58,702
$445,127

COUNTERPOINT TACTICAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2015

As of September 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(116,874)	$—	$—	$335,027	$218,153

The difference between book basis and tax basis accumulated net realized loss and unrealized appreciation from investments is primarily attributable to the mark-to-market on open 1256 contracts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $116,874.

8.	CONTROL OWNERSHIP

The beneficial ownership either directly or indirectly, of more than 25% of voting securities of the fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2015, NFS LLC held 33.99% and TD Ameritrade, Inc. held 31.87% of the voting securities of the Fund for the benefit of others.

9.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust III
and the Shareholders of Counterpoint Tactical Income Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Counterpoint Tactical Income Fund (the Fund), a series of the Northern Lights Fund Trust III, as of September 30, 2015, the related statement of operations, the statements of changes in net assets, and the financial highlights for the period from December 4, 2014 (commencement of operations) through September 30, 2015. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 2015, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Counterpoint Tactical Income Fund as of September 30, 2015, and the results of its operations, changes in its net assets and its financial highlights for the period from December 4, 2014 (commencement of operations) through September 30, 2015, in conformity with accounting principles generally accepted in the United States of America.

/s/ RSM US LLP

Denver, Colorado
November 30, 2015

COUNTERPOINT TACTICAL INCOME FUND
EXPENSE EXAMPLES (Unaudited)
September 30, 2015

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015 to September 30, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio During
Actual	Account Value	Account Value	During Period	the Period
	4/1/15	9/30/15	4/1/15 – 9/30/15*	4/1/15 – 9/30/15*
Counterpoint Tactical Income Fund
Class A	$1,000.00	$1,008.40	$10.07	2.00%
Class C	$1,000.00	$1,005.00	$13.82	2.75%
Class I	$1,000.00	$1,009.90	$8.82	1.75%

	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical	Account Value	Account Value	During Period	the Period
(5% return before expenses)	4/1/15	9/30/15	4/1/15 – 9/30/15*	4/1/15 – 9/30/15*
Counterpoint Tactical Income Fund
Class A	$1,000.00	$1,015.04	$10.10	2.00%
Class C	$1,000.00	$1,011.28	$13.87	2.75%
Class I	$1,000.00	$1,016.29	$8.85	1.75%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

COUNTERPOINT TACTICAL INCOME FUND
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2015

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees
Name, Address* Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2008).	34	Wasatch Funds Trust, (since 1986); Agricon Global Corporation, formerly Bayhill Capital Corporation (large scale farming in Ghana, West Africa) (since December 2007 to February 2014); Lifetime Achievement Fund, Inc. (February 2012 to April 2012).
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since 2007).	34	None
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	155	Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Lifetime Achievement Fund, Inc. (February 2012 to April 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012- 2015); Former member of the AICPA Auditing Standards Board, AICPA ( 2008- 2011).	155	Alternative Strategies Fund (since June 2010); Lifetime Achievement Fund, Inc. (February 2007 to April 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Retired (since 2014); Formerly Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (1976- 2014).	34	PS Technology, Inc. (2010-2013).

*	The address of each Trustee and officer is c/o Gemini Fund Services, LLC, 17605 Wright Street, Omaha, Nebraska 68130

**	The “Fund Complex” includes the following registered management investment companies in addition to the Trust: Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust IV and Northern Lights Variable Trust.

9/30/15-NLFT III-V3

COUNTERPOINT TACTICAL INCOME FUND
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2015

Officers of the Trust

Name, Address Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 1976	President	May 2015, indefinite	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).
Brian Curley 80 Arkay Drive Hauppauge, NY 11788 1970	Treasurer	February 2013, indefinite	Vice President, Gemini Fund Services, LLC (2015 to present), Assistant Vice President, Gemini Fund Services, LLC (April 2012 to December 2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008 – 2012).
Eric Kane 80 Arkay Drive Hauppauge, NY 11788 1981	Secretary	Since November 2013, indefinite	Assistant Vice President, Gemini Fund Services, LLC (2014 to present), Staff Attorney, Gemini Fund Services, LLC (March, 2013 to July 2014), Law Clerk, Gemini Fund Services, LLC (October, 2009 to March, 2013), Legal Intern, NASDAQ OMX (January 2011 to September 2011).
William Kimme 17605 Wright Street Omaha, NE 68130 1962	Chief Compliance Officer	February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (August, 2009-September 2011).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-844-273-8637.

9/30/15-NLFT III-V3

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡        assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We don’t share
For joint marketing with other financial companies	NO	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡        affiliates from using your information to market to you

¡        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is or will be available without charge, upon request, by calling 1-877-896-2590 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-896-2590.

INVESTMENT ADVISOR
Counterpoint Mutual Funds, LLC
12707 High Bluff Drive, Suite 200
San Diego, California 92130

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees
2015 – $13,500

(b)	Audit-Related Fees
2015 – $0

(c)	Tax Fees

2015 – $2,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2015 – $0

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2015
Audit-Related Fees:	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2015 - $2,500

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 12/4/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Ash

James P. Ash, Principal Executive Officer/President

Date 12/4/15

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 12/4/15